Other Debt Securities - Additional Information (Detail) - Government Securities [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other debt securities at fair value through other comprehensive income [line items]
Unrealised Gain	$ 525,434	$ 70,751,565
Unrealised Loss	$ 6,197,707	$ 6,798,454